Note 49 - Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events
Disclosure Of Events After Reporting Period Explanatory

49. Subsequent events

On July 15, 2020, BBVA carried out an issue of preferred securities contingently convertible into newly issued ordinary shares of BBVA with exclusion of pre-emptive subscription rights for shareholders for a total nominal amount of €1,000 million (see Note 6.3).

From July 1, 2020 to the date of preparation of these consolidated Financial Statements, no subsequent events requiring disclosure in these interim consolidated Financial Statements have taken place that significantly affect the Group’s earnings or its consolidated equity position.